Concentrations	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 16 – CONCENTRATIONS

For the year ended December 31, 2021 two customers accounted for 42% of total HiTek’s revenues, the largest of which represented 28%. As of December 31, 2021, the balance due from three customers accounted for 97% of the Company’s total trade account receivable, the largest of which accounted for 66%, followed by the balance which accounted for 16% of the Company’s trade accounts receivable, while one customer which is a related party of HiTek represented 15% of HiTek’s accounts receivable.

For the year ended December 31, 2020 two customers accounted for 32% of total HiTek’s revenues, the largest of which represented 22%, while one customer which is a related party of HiTek represented 10% of HiTek’s revenues. As of December 31, 2020, the balance due from two customers accounted for 80% of the Company’s total trade account receivable, the largest of which accounted for 53%, followed by the balance due from a related party, which accounted for 27% of the Company’s trade accounts receivable.

For the year ended December 31, 2021, two suppliers accounted for 21% of the total purchases. At December 31, 2021, three suppliers accounted for 46% of the Company’s trade accounts payable.

For the year ended December 31, 2020, two suppliers accounted for 38% of the total purchases. At December 31, 2020, four suppliers accounted for 50% of the Company’s trade accounts payable.